UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
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Mercantile Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in Mercantile Alternative Strategies Master Fund LLC (the "Master Fund"). As of June 30, 2007, the Fund owned 94.03% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                                     % OF
INVESTMENT FUNDS*                                              COST              VALUE          MEMBERS' CAPITAL
LONG/SHORT - VARIABLE EXPOSURE
    Amici Qualified Associates, L.P.                          $ 1,800,000         $ 2,169,114                3.88%
    Apis Capital, L.P.                                          2,675,000           3,108,002                5.57
    CCM Small Cap Value Fund, L.P.                              1,127,968           1,941,633                3.48
    Criterion Institutional Partners, L.P.                      2,850,000           4,129,816                7.40
    Delta Institutional, L.P.                                   1,328,352           3,263,961                5.84
    Dirigo L.L.C.                                               2,000,000           2,083,306                3.73
    Ivory Flagship Fund, L.P.                                   2,561,790           2,835,588                5.08
    Long Trail Partners, L.P.                                   1,500,000           1,580,609                2.83
    North Run Qualified Partners, L.P.                          2,000,000           3,003,735                5.38
    Savannah-Baltimore, L.P.                                    1,800,000           2,070,078                3.71
    Tracer Capital Partners QP, L.P.                            2,100,000           2,982,758                5.34
                                                              -----------         -----------    ----------------
             Total Long/Short - Variable Exposure              21,743,110          29,168,600               52.24
EVENT-DRIVEN
    Altima Global Special Situations Fund, L.P.                 1,250,000           1,607,753                2.88
    Centaurus Alpha Fund, L.P.                                  2,000,000           2,676,076                4.79
    LC Capital Partners, L.P.                                   1,647,224           3,223,041                5.77
    Perry Partners, L.P.                                        1,200,000           1,595,416                2.86
                                                              -----------         -----------    ----------------
             Total Event-Driven                                 6,097,224           9,102,286               16.30
LONG/SHORT - LONG BIASED
    Clarus Capital L.L.C.                                       1,000,000           1,059,972                1.90
    Clovis Capital Partners Institutional, L.P.                 2,000,000           2,771,862                4.96
    Harvey SmidCap L.P.                                         2,000,000           2,092,927                3.75
    Rosehill Saisei Fund, L.P.                                  1,100,000           1,427,339                2.56
                                                              -----------         -----------    ----------------
             Total Long/Short - Long Biased                     6,100,000           7,352,100               13.17
LONG/SHORT - HIGHLY HEDGED
    Pennant Winward Fund, L.P.                                  1,600,000           2,345,793                4.20
    Sonar Institutional Fund, L.P.                              2,200,000           2,273,978                4.08
                                                              -----------         -----------    ----------------
             Total Long/Short - Highly Hedged                   3,800,000           4,619,771                8.28
MACRO
    Wexford Spectrum Fund, L.P.                                 2,500,000           3,092,421                5.54
                                                              -----------         -----------    ----------------
             Total Macro                                        2,500,000           3,092,421                5.54
STRUCTURED CREDIT
    Petra Offshore Fund, L.P.                                   1,250,000           1,475,900                2.64
                                                              -----------         -----------    ----------------
             Total Structured Credit                            1,250,000           1,475,900                2.64
                                                              -----------         -----------    ----------------
             Total Investments                                $41,490,334         $54,811,078               98.17%
                                                              ===========         ===========    ================

* All investments are non-income producing.

Mercantile Alternative Strategies Fund LLC
Schedule of Investments (unaudited)
June 30, 2007
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As of June 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                             COST          VALUE
     United States - 98.17%             $ 41,490,334   $ 54,811,078
                                        ------------   ------------

Percentages on previous page are based on members' capital of $55,834,215. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $41,490,334. Net unrealized appreciation on investments for tax purposes was $13,320,744 consisting of $13,320,744 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown on previous page, representing 98.17% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Alternative Strategies Fund LLC


/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007


/s/ David Meyer
---------------------------
David Meyer
Chief Financial Officer

Date: August 22, 2007